Acquisition costs and other expenditure	6 Months Ended
Jun. 30, 2020
Acquisition costs and other expenditure
Acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2020 $m	2019 $m
	Half year	Half year
Acquisition costs incurred for insurance policies	(1,433)	(2,109)
Acquisition costs deferrednote C4.2	614	625
Amortisation of acquisition costsnote (i)	(470)	376
Recoveries for expenses associated with Jackson's business ceded to Athenenote (ii)	1,231	—
Administration costs and other expenditurenote (iii)	(2,584)	(2,291)
Movements in amounts attributable to external unit holders of consolidated investment funds	(390)	(109)
Total acquisition costs and other expenditure	(3,032)	(3,508)

Notes

(i)

The charge of $(470)  million in half year 2020 includes $(313) million arising in the US which includes $(764) million for the write-off of the deferred acquisition costs held for the in-force fixed and fixed indexed annuity liabilities reinsured to Athene. Offsetting this amount is a credit of $814 million (half year 2019: $616 million) recorded in non-operating profit largely as a result of the losses arising from market effects on variable annuity guarantee liabilities and associated hedging.

(ii)

As part of the reinsurance transaction with Athene Life Re Ltd discussed in note D1, Jackson received $1,231 million of ceding commission as a recovery for past acquisition expenses associated with the business ceded.

(iii)

Included in total administration costs and other expenditure is depreciation of property, plant and equipment of $(109) million (half year 2019: $(107) million), of which $(72) million (half year 2019: $(66) million) relates to the right-of-use assets recognised under IFRS 16.